Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Contract liabilities:
Unfavorable contract rights, Beginning Balance	$ (3,686)	$ (5,203)
Amortization income	758	1,517
Unfavorable contract rights, Ending Balance	$ (2,928)	$ (3,686)